Commitments and Contingencies - Pathfinder - Interim	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Line Items]
Commitments and Contingencies	Commitments and Contingencies
Loss Contingencies
In the normal course of business, the Company may be involved in claims and legal proceedings. The Company records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. Legal costs associated with these loss contingencies are expensed as incurred. As of December 31, 2025, there were no such matters outstanding.
 Commitments and Contingencies
Loss Contingencies
There have been no material changes to the Company’s commitments and contingencies since December 31, 2025.

Pathfinder
Commitments and Contingencies [Line Items]
Commitments and Contingencies	Commitments and Contingencies
Loss Contingencies
In the normal course of business, the Company may be involved in claims and legal proceedings. The Company records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. Legal costs associated with these loss contingencies are expensed as incurred. As of December 31, 2025, there were no such matters outstanding.
Transaction Fees upon Business Combination
The Company has entered into two engagement letters with an investment bank in connection with the Proposed Business Combination. Under the terms of these agreements, the Company may be obligated to pay the investment bank the following fees:
•An advisory fee of $4,000,000, payable upon consummation of the Proposed Business Combination.
•A placement fee calculated as 4% of eligible proceeds from private investment in public equity transactions (“PIPE”) or private placements. The placement fee may increase for any amount remaining in the SPAC trust account at closing as a result of any non-redemption agreements entered into by the SPAC or the Company.
The Company will pay these contingent fees only upon successful closing of the Proposed Business Combination and therefore no accrual has been made as of December 31, 2025.
As part of this arrangement, the Company is responsible for reimbursing the investment bank for expenses incurred in an aggregate amount not to exceed $500,000. As of December 31, 2025 and September 30, 2025, the Company recorded an accrual and a corresponding deferred cost offering of $477,531 and $277,485 for its estimate of reimbursable expenses.
Commitments and Contingencies
Loss Contingencies
There have been no material changes to the Company’s commitments and contingencies since December 31, 2025.
Transaction Fees upon Business Combination
The Company has entered into two engagement letters with an investment bank in connection with the Proposed Business Combination. Under the terms of these agreements, the Company may be obligated to pay the investment bank the following fees:
•An advisory fee of $4,000,000, payable upon consummation of the Proposed Business Combination.
•A placement fee calculated as 4% of eligible proceeds from private investment in public equity transactions (“PIPE”) or private placements. The placement fee may increase for any amount remaining in the SPAC trust account at closing as a result of any non-redemption agreements entered into by the SPAC or the Company.
The Company will pay these contingent fees only upon successful closing of the Proposed Business Combination and therefore no accrual has been made as of June 30, 2026.
As part of this arrangement, the Company is responsible for reimbursing the investment bank for expenses incurred in an aggregate amount not to exceed $500,000. As of June 30, 2026 and December 31, 2025, the Company recorded an accrual and a corresponding deferred cost offering of $500,000 and $477,531, respectively, for its estimate of reimbursable expenses.